Business Combination (Schedule of Adjustment of Supplemental Pro Forma Information) (Details) (Makerbot [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Makerbot [Member]
Business Acquisition [Line Items]
Increase in amortization of intangibles	$ (3,779)	$ (5,889)	$ (13,841)	$ (17,667)
Adjust performance bonus expenses	1,597	(4,391)	(5,001)	(17,169)
Adjust expenses related to business combination (deal fees, inventory, interest and deferred revenues step-up)	3,069	(1,986)	8,508	(9,621)
Adjust taxes related to the adjustments to the supplemental pro forma	1,118	4,890	6,672	16,624
Total pro forma information adjustments	$ 2,005	$ (7,376)	$ (3,662)	$ (27,833)